Investments In Equity Investees - Schedule Of Investments In Equity Investees (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule Of Investments In Equity Investees [Line Items]
Equity method investments		¥ 303,621	¥ 318,435
Equity investments without readily determinable fair values		739,524	718,136
Total investments in equity investees		1,043,145	1,036,571
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member]
Schedule Of Investments In Equity Investees [Line Items]
Equity method investments	[1]	300,106	313,527
Others [Member]
Schedule Of Investments In Equity Investees [Line Items]
Equity method investments		3,515	4,908
Equity investments without readily determinable fair values		96,000	60,000
Plus (US) [Member]
Schedule Of Investments In Equity Investees [Line Items]
Equity investments without readily determinable fair values	[2]	¥ 643,524	¥ 658,136

[1]	Yushi fund (formerly known as Guizhou Fubao Digital Venture Capital Partnership) is a private equity fund incorporated in Guizhou, the PRC. The Group, as a limited partner, acquired 72.58% equity interest of the fund with a cash consideration of RMB323 million in 2021. The Group accounts for the investment as an equity method investment as it has significant influence over but does not own a controlling financial interest in the fund. For the years ended December 31, 2023, 2024 and 2025, the Company recognized the share of loss in equity method investments of RMB2,067, RMB2,861 and RMB14,814 respectively.
[2]	As of December 31, 2024 and 2025, the Group had an investment in preferred shares of Plus (US) amounted to approximately US$91.6 million. Such investment represented 17.20% equity interest on a fully diluted basis and each preferred share held by the Group was entitled to one-fourth of one vote. As the investment in preferred shares in Plus(US) is not in substance common stock due to the liquidation preference and other preferential rights and has no readily determinable fair value, the Group has accounted for its investment in Plus (US) as an equity investment without readily determinable fair value.